Commitments - Contractual obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments
Operating lease	$ 1,053
Purchase obligations	8,263
Total minimum payments required	9,316
Pelletizing companies
Commitments
Operational leasing expenses	664	$ 266	$ 329
2018
Commitments
Operating lease	283
Purchase obligations	2,191
Total minimum payments required	2,474
2019
Commitments
Operating lease	192
Purchase obligations	1,021
Total minimum payments required	1,213
2020
Commitments
Operating lease	179
Purchase obligations	686
Total minimum payments required	865
2021
Commitments
Operating lease	178
Purchase obligations	604
Total minimum payments required	782
2022 and thereafter
Commitments
Operating lease	221
Purchase obligations	3,761
Total minimum payments required	$ 3,982
Minimum | Pelletizing companies
Commitments
Lease term (in years)	3 years
Maximum | Pelletizing companies
Commitments
Lease term (in years)	10 years